Financial Risk Management - Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
10% strengthening in foreign exchange rate [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of foreign exchange rate	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ (10,313)	₩ (5,841)	₩ (3,433)
Impact on equity	₩ (18,460)	₩ (15,836)	₩ 8,692
10% weakening in foreign exchange rate [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of foreign exchange rate	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ 10,313	₩ 5,841	₩ 3,433
Impact on equity	₩ 18,460	₩ 15,836	₩ (8,692)
10% percentage increase in market equity price [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of price	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ 1,473	₩ 2,660	₩ 2,000
Impact on equity	₩ 121,423	₩ 113,948	₩ 4,588
10% decrease in market equity price [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of price	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ (1,473)	₩ (2,660)	₩ (2,000)
Impact on equity	₩ (121,423)	₩ (113,948)	₩ (4,588)
100 basis point increase in market interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Impact on profit before income tax	₩ (2,693)	₩ 635	₩ 753
Impact on equity	₩ (4,718)	₩ (2,045)	₩ 5,549
100 basis point decrease in market interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Impact on profit before income tax	₩ 2,696	₩ (669)	₩ (731)
Impact on equity	₩ 5,037	₩ 2,100	₩ (5,675)